Business combinations - Schedule of Preliminary Details of the Purchase Consideration (Detail) - Tom Ford International LLC € in Thousands	Apr. 28, 2023 EUR (€)
Disclosure of detailed information about business combination [line items]
Cash consideration paid	€ 91,619
Fair value of the previously equity interests held	21,505
Settlement of pre-existing intercompany balances	5,949
Total consideration	€ 119,073
Percentage of voting interests acquired	85.00%